Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$200,000	$5,431	$852,500	$11,216
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$3,606,000	$31,482	$4,475,000	$70,554
Total derivative assets		$36,913		$81,770

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	June 30, 2025		December 31, 2024
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as cash flow hedges:
Interest rate contracts	$500,000	$9,472	$—	$—
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$5,205,000	$79,985	$1,655,000	$15,440
Total derivative liabilities		$89,457		$15,440

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$(34,327)	$1,180	$(104,085)	$76,439
Derivative premium and amortization	1,974	2,749	4,357	5,360
Income tax effect	4,409	(614)	13,521	(11,286)
Net (loss) gain on derivatives, net of tax	$(27,944)	$3,315	$(86,207)	$70,513

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effects of gains or losses related to derivatives recorded in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Derivatives not designated as accounting hedges:
Interest rate contracts	$(10,521)	$(4,594)	$(15,257)	$(7,837)
Derivatives designated as accounting hedges:
Reclassification of amounts previously recorded within AOCI to interest expense	12,503	(30,248)	25,323	60,426
Net gain (loss) recognized in interest expense	$1,982	$(34,842)	$10,066	$52,589